FINANCIAL INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash	$ 6,400
Restricted cash	7,500	1,920
Cash And Cash Equivalents At Carrying Value	6,382	19,060	40,425
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash	6,382	19,060
Restricted cash	7,500	1,920
Cash And Cash Equivalents At Carrying Value	13,822	20,980
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash	0	0
Restricted cash	0	0
Cash And Cash Equivalents At Carrying Value	0	0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash	0	0
Restricted cash	0	0
Cash And Cash Equivalents At Carrying Value	$ 0	$ 0